Selected cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Cash Flow Information [Abstract]
Trade receivables	$ (8.7)	$ (10.4)	$ (10.6)
Inventories	(60.7)	67.0	(141.8)
Other current assets	(3.4)	5.8	1.2
Accounts payable and accrued liabilities	(8.5)	28.2	3.6
Provisions	3.7	8.2	14.5
Other	(5.2)	5.7	2.5
Change in non-cash operating items	$ (82.8)	$ 104.5	$ (130.6)